FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Disclosure of detailed information about financial instruments [text block]

Financial instruments	12-31-2022		12-31-2021
Thousands of dollars	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets at fair value through profit or loss (held for trading)	110,208	110,208	230,068	230,068
Derivative (1)	144	144	-	-
Mutual funds (1)	110,064	110,064	230,068	230,068

Financial assets at amortized cost	1,476,046	1,476,046	1,783,643	1,783,643
Cash and cash equivalents (amortized cost)	557,143	557,143	781,032	781,032
Cash	298,577	298,577	529,076	529,076
Time deposits	258,566	258,566	251,956	251,956
Accounts receivable (net)	910,682	910,682	994,261	994,261
Trade receivables	731,685	731,685	826,784	826,784
Lease receivable	28,935	28,935	27	27
Sundry debtors	8,911	8,911	32,542	32,542
Other receivables	56,973	56,973	48,531	48,531
Prepayments	84,178	84,178	86,377	86,377
Accounts receivable from related parties	2,850	2,850	5,559	5,559
Other financial assets (2)	5,371	5,371	2,791	2,791

Hedging assets	73,156	73,156	13,599	13,599

Financial liabilities at amortized cost (3)	6,572,325	6,331,528	6,324,599	6,121,418
Bonds issued denominated in U.S. dollars	3,397,376	3,136,318	3,392,010	3,161,062
Bonds issued denominated in U.F. (4)	1,116,083	1,167,251	1,034,023	1,024,721
Bank borrowings in U.S. dollars	415,462	408,278	454,652	463,308
Bank borrowings in other currencies	525,215	501,492	537,304	565,717
Lease liabilities	264,224	264,224	163,304	163,304
Trade and other payables	832,954	832,954	740,729	740,729
Accounts payable to related parties	21,011	21,011	2,577	2,577

Financial liabilities at fair value through profit or loss	17	17	133	133

Hedging liabilities	76,669	76,669	296,183	296,183

(1)
Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.

(2)	Corresponds to the balance of assets from margin call for current derivatives (collateral).
(3)
Financial liabilities measured at amortized cost, other than “Trade and other payables”, “Accounts payable to related parties” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.

(4)	The Unidad de Fomento (“U.F.”) is a unit of account that is linked to, and is adjusted daily to reflect changes in the Chilean consumer price index.

Disclosure of fair value measurement [text block]
The assets and liabilities measured at fair value in the consolidated statements of financial position as of December 31, 2022 and 2021, have been measured based on the valuation methodologies provided in IFRS 13. The methodologies applied for each financial instrument are classified according to their hierarchy as follows:

- Level 1: Securities or quoted prices in active markets for identical assets and liabilities

- Level 2: Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

- Level 3: Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

Fair value	12-31-2022	Level 1	Level 2	Level 3
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Financial assets at fair value through profit or loss (held for trading)
Derivatives	144	-	144	-
Mutual Funds	110,064	110,064	-	-

Hedging assets	73,156	-	73,156	-

Financial liabilities at fair value through profit or loss	17	-	17	-
Hedging liabilities	76,669	-	76,669	-

Fair value	12-31-2021	Level 1	Level 2	Level 3
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Financial assets at fair value through profit or loss (held for trading)
Mutual Funds	230,068	230,068	-	-

Hedging assets	13,599	-	13,599	-

Financial liabilities at fair value through profit or loss	133	-	133	-
Hedging liabilities	296,183	-	296,183	-

Disclosure of maturity analysis of financial liabilities [Text Block]
The following table sets forth a reconciliation between the financial liabilities and the consolidated statements of financial position as of December 31, 2022 and 2021:

	12-31-2022
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non-current financial liabilities, Total	Total
Bonds obligations	29,114	66,436	95,550	585,518	782,344	3,050,047	4,417,909	4,513,459
Bank borrowings	109,889	167,905	277,794	368,353	164,873	129,657	662,883	940,677
Swap and Forward	2,107	-	2,107	74,579	-	-	74,579	76,686
Total other financial liabilities (a)	141,110	234,341	375,451	1,028,450	947,217	3,179,704	5,155,371	5,530,822

	12-31-2022
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	11,339	25,445	36,784	45,904	38,906	142,630	227,440	264,224
Total lease liabilities (b)	11,339	25,445	36,784	45,904	38,906	142,630	227,440	264,224

	12-31-2022
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trade and other payables	795,533	17,305	812,838	2,462	-	17,654	20,116	832,954
Accounts payable to related companies	14,280	-	14,280	3,283	-	3,448	6,731	21,011
Total accounts payable (c)	809,813	17,305	827,118	5,745	-	21,102	26,847	853,965
Total financial liabilities (a) + (b) + (c)	962,262	277,091	1,239,353	1,080,099	986,123	3,343,436	5,409,658	6,649,011

	12-31-2021
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	29,114	61,257	90,371	574,850	257,362	3,503,450	4,335,662	4,426,033
Bank borrowings	29,658	219,177	248,835	227,008	325,244	190,869	743,121	991,956
Swap and Forward	235	-	235	296,081	-	-	296,081	296,316
Total other financial liabilities (a)	59,007	280,434	339,441	1,097,939	582,606	3,694,319	5,374,864	5,714,305

	12-31-2021
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	13,204	36,399	49,603	44,459	26,083	43,159	113,701	163,304
Total lease liabilities (b)	13,204	36,399	49,603	44,459	26,083	43,159	113,701	163,304

	12-31-2021
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trade and other payables	729,082	9,375	738,457	2,272	-	-	2,272	740,729
Accounts payable to related companies	2,577	-	2,577	-	-	-	-	2,577
Total accounts payable (c)	731,659	9,375	741,034	2,272	-	-	2,272	743,306
Total financial liabilities (a) + (b) + (c)	803,870	326,208	1,130,078	1,144,670	608,689	3,737,478	5,490,837	6,620,915

Disclosure of derivative financial instruments [text block]
A summary of the derivative financial instruments included in the consolidated statements of financial position as of December 31, 2022 and 2021, is presented below:

Financial instruments	12-31-2022 Fair value ThU.S.$	12-31-2021 Fair value ThU.S.$
Financial assets at fair value through profit or loss	144	-
Derivatives (1)	144	-

Hedging assets	73,156	13,599
Derivatives (1)	17,629	13,599
Cross c urrency s waps (2)	55,527	-

Financial liabilities at fair value through profit or loss	(17)	(133)
Forward	(17)	(133)

Hedging liabilities	(76,669)	(296,183)
Derivatives (1)	(650)	(401)
Cross currency swaps (2)	(76,019)	(295,782)

(1)	Includes HFO Swap, Zero Cost Collar, Forward and IRS from Chile, USA, Argentina and Uruguay tables.
(2)	Includes Cross Currency Swaps from Chile.

Disclosure of detailed information about outstanding cross currency swap contracts [Text Block]
Cross currency swaps to cover the exposure to the exchange rate risk generated from bonds denominated in U.F.

						12-31-2022	12-31-2021
Bond	Institution	Amount U.S.$	Amount U.F.	Starting date	Ending date	fair value ThU.S.$	fair value ThU.S.$
F	Scotiabank - Chile	24,453,184	636,364	10-30-14	4-30-23	1,625	(2,141)
F	Scotiabank - Chile	24,422,642	636,364	10-30-14	4-30-23	1,673	(2,048)
F	BCI - Chile	24,500,016	636,364	10-30-21	10-30-29	2,692	(3,239)
F	BCI - Chile	23,940,993	636,364	10-30-14	4-30-23	2,154	(1,380)
F	Scotiabank - Chile	24,529,437	636,364	10-30-21	10-30-29	3,212	(2,450)
F	Santander - Chile	24,167,222	636,364	10-30-14	4-30-23	1,905	(1,550)
F	Banco de Chile - Chile	24,167,223	636,364	4-30-19	10-30-29	2,104	(4,203)
P	BCI – Chile	35,000,024	909,091	11-15-21	11-15-32	4,709	(5,077)
P	BCI – Chile	34,997,071	909,091	11-15-21	11-15-32	5,695	(3,749)
P	Scotiabank - Chile	38,557,134	909,091	11-15-13	11-15-23	(1,025)	(7,085)
P	Santander - Chile	37,957,011	909,091	11-15-13	11-15-23	(448)	(6,053)
P	Deutsche – U.K.	37,957,011	909,091	11-15-13	11-15-23	(401)	(6,304)
R	Santander - Chile	128,611,183	3,000,000	10-01-14	4-01-24	(5,117)	(24,743)
R	JP Morgan – U.K.	43,185,224	1,000,000	10-01-14	4-01-24	(1,725)	(8,509)
R	Itau - Chile	43,277,070	1,000,000	10-01-14	4-01-24	(1,835)	(8,543)
S	Santander - Chile	201,340,031	5,000,000	11-15-16	11-15-26	10,004	(36,758)
W	Goldman Sachs – N.A.	40,521,750	1,000,000	10-10-18	10-10-28	(167)	(11,921)
W	Goldman Sachs – N.A.	40,066,555	1,000,000	10-10-18	10-10-28	369	(11,275)
W	Scotiabank - Chile	40,537,926	1,000,000	10-10-18	10-10-28	(148)	(11,807)
X	Santander - Chile	118,400,504	3,000,000	10-10-18	10-10-38	10,457	(50,527)
X	Santander - Chile	97,971,786	2,500,000	10-10-18	10-10-38	8,928	(41,802)
						44,661	(251,164)

Cross currency swaps contracts to cover the exposure to the risk of the exchange rate for bank contracts in Euro.

					12-31-2022	12-31-2021
Institution	Amount U.S.$	Amount EUR	Starting date	Ending date	fair value ThU.S.$	fair value ThU.S.$
Santander - Chile	97,728,235	82,352,941	6-15-21	12-15-29	(13,279)	(8,476)
Banco de Chile - Chile	48,864,118	41,176,471	6-15-21	12-15-29	(6,491)	(4,484)
MUFG - N.A.	97,728,235	82,352,941	6-15-21	12-15-29	(12,898)	(9,000)
JP Morgan - N.A.	195,456,471	164,705,882	6-15-21	12-15-29	(26,033)	(18,154)
HSBC - N.A.	48,864,118	41,176,471	6-15-21	12-15-29	(6,452)	(4,504)
					(65,153)	(44,618)

Schedule of detailed information about outstanding zero cost collar [Text Block]
Zero cost collar to cover the exposure to the Oil Brent.

						12-31-2022	12-31-2021
Commodity	Institution	Volume	Unit	Starting date	Ending date	fair value ThU.S.$	fair value ThU.S.$
Brent	BNP Paribas – E.U.	220,000	bbl	8-01-21	7-31-22	-	3,737
Brent	Goldman Sachs - N.A.	220,000	bbl	8-01-21	7-31-22	-	3,798
						-	7,535

Disclosure of detailed information about outstanding commodity contracts [Text Block]
Arauco Uruguay's profits and through its subsidiaries as a joint operation (50%), also face exposure to the price variation of certain fuels, as occurs with Fuel Oil N°6, which is used during the pulp manufacturing process. In order to minimize this risk, the volatility of future flows associated to the purchase of Fuel Oil No. 6 through forwards of this commodity. The agreements that are in force and effect as of December 31, 2022 and 2021, are detailed below:

Commodity	Institution	12-31-2022 notional ThU.S.$	12-31-2022 fair value ThU.S.$	12-31-2021 notional ThU.S.$	12-31-2021 fair value ThU.S.$
Fuel Oil N°6	JP Morgan - N.A.	7,367	677	8,491	1,963
Fuel Oil N°6	DNB Bank ASA	7,366	62	3,149	978
Fuel Oil N°6	JP Morgan - N.A.	-	(252)	-	(77)
Fuel Oil N°6	DNB Bank ASA	-	(397)	-	(57)
			90		2,807

Disclosure of detailed information about outstanding interest rate swap contracts [Text Block]
In addition, Arauco through its subsidiaries as a joint operation (50%) in Uruguay maintains an Interest Rate Swap in force and effect, a derivative instrument which purpose is to set the interest rate of a variable rate debt in the same currency (USD). The valuation off this instrument as of December 31, 2022 and 2021 is shown below:

Exchange rate	Institution	Notional ThU.S.$	12-31-2022 fair value ThU.S.$	12-31-2021 fair value ThU.S.$
USD	DNB Bank ASA	8,440	110	(176)
			110	(176)

Disclosure of detailed information about non derivative financial assets [Text Block]
As of December 31, 2022 and 2021, there are provisions for impairment for ThU.S.$ 7,960 and ThU.S.$ 8,792, respectively.

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Financial assets at amortized cost	1,476,046	1,783,643
Cash and cash equivalents (Mutual Funds not included)	557,143	781,032
Cash	298,577	529,076
Time deposits	258,566	251,956
Accounts receivables (net)	913,532	999,820
Trade receivables	731,685	826,784
Lease receivable	28,935	27
Sundry debtors	8,911	32,542
Other receivables	56,973	48,531
Prepayments	84,178	86,377
Accounts receivable from related parties	2,850	5,559
Other financial assets	5,371	2,791

Disclosure of composition of cash and cash equivalents [Text Block]
The composition of cash and cash equivalents (including the balance of mutual funds displayed in this note as valuation, instruments at fair value with profit or loss) at December 31, 2022 and 2021, classified by currency is as follows:

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Cash and cash equivalents	667,207	1,011,100
U.S. dollars	395,254	703,232
Euro	4,884	5,755
Mexican pesos	28,564	20,467
Other currencies	228,481	277,441
Chilean pesos	10,024	4,205

Disclosure of detailed information about trade and other receivables by currency wise [Text Block]
The following table sets forth trade and other current/non-current receivables classified by currencies as of December 31, 2022 and 2021:

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Trade and other current receivables	878,008	979,923
U.S. dollars	614,204	789,236
Euros	36,425	21,884
Mexican pesos	33,089	31,288
Other currencies	90,618	66,886
Chilean pesos	97,616	70,127
U.F.	6,056	502

Accounts receivable from related parties, current	2,850	5,559
Chilean pesos	2,850	5,559

Trade and other non-current receivables	32,674	14,338
U.S. dollars	5,880	11,806
Chilean pesos	3,434	2,492
U.F.	23,360	40

Disclosure of financial liabilities [text block]
Arauco's financial liabilities to the date of these consolidated financial statements are as follows:

Financial liabilities	12-31-2022 ThU.S.$	12-31-2021 ThU.S.$
Total financial liabilities	6,649,011	6,620,915
Financial liabilities at fair value through profit or loss	17	133
Hedging liabilities	76,669	296,183
Financial liabilities at amortized cost	6,572,325	6,324,599

Disclosure of current portion of non current borrowings [Text Block]
The following table sets forth the current portion of the non-current bank borrowings and debt issued as of December 31, 2022 and 2021.

	12-31-2022 ThU.S.$	12-31-2021 ThU.S.$
Bank borrowings - current portion	139,252	248,835
Bonds issued - current portion	95,550	90,371
Total	234,802	339,206

Disclosure of detailed information about non derivative financial liabilities [Text Block]
At the end of these financial statements, Arauco includes in this category bank borrowings, bonds issued denominated in U.S. dollars and in U.F., lease liabilities, and trade and other payables.

		12-31-2022	12-31-2021	12-31-2022	12-31-2021
		ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
	Currency	Amortized cost		Fair value
Total financial liabilities		6,572,325	6,324,599	6,331,528	6,121,417
Bonds issued	U.S. dollar	3,397,376	3,392,010	3,136,318	3,161,062
Bonds issued	U.F.	1,116,083	1,034,023	1,167,251	1,024,721
Bank borrowings	U.S. dollar	415,462	454,652	408,278	463,308
Bank borrowings	Euro	455,325	509,540	501,492	565,717
Bank borrowings	Other currencies	69,890	27,764	-	-
Lease liabilities	U.F.	16,936	19,875	16,936	19,875
Lease liabilities	Chilean pesos	11,265	38,278	11,265	38,278
Lease liabilities	Mexican pesos	3,238	3,768	3,238	3,768
Lease liabilities	U.S. dollar	131,292	79,045	131,292	79,045
Lease liabilities	Euro	201	266	201	266
Lease liabilities	Other currencies	101,292	22,072	101,292	22,072
Trade and other payables	U.S. dollar	234,226	288,172	234,226	288,172
Trade and other payables	Euro	23,277	13,955	23,277	13,955
Trade and other payables	Mexican pesos	16,791	27,889	16,791	27,889
Trade and other payables	Other currencies	150,004	107,302	150,004	107,302
Trade and other payables	Chilean pesos	369,300	268,624	369,300	268,624
Trade and other payables	U.F.	39,356	34,787	39,356	34,787
Accounts payable to related parties	U.S. dollar	202	230	202	230
Accounts payable to related parties	Chilean pesos	20,809	2,347	20,809	2,347

Disclosure of financial liabilities at amortized cost [Text Block]
The financial liabilities at amortized cost presented in the consolidated statements of financial position as of December 31, 2022 and 2021 are as follows:

		12-31-2022
		ThU.S.$
	Current	Non-current	Total
Other financial liabilities	373,344	5,080,792	5,454,136
Lease liabilities	36,784	227,440	264,224
Trade and other payables	812,838	20,116	832,954
Accounts payable to related parties	14,280	6,731	21,011
Total financial liabilities at amortized cost	1,237,246	5,335,079	6,572,325

		12-31-2021
		ThU.S.$
	Current	Non-current	Total
Other financial liabilities	339,206	5,078,783	5,417,989
Lease liabilities	49,603	113,701	163,304
Trade and other payables	738,457	2,272	740,729
Accounts payable to related parties	2,577	-	2,577
Total financial liabilities at amortized cost	1,129,843	5,194,756	6,324,599

Disclosure of reconciliation of reserve of cash flow hedges [Text Block]
The following table sets forth the reconciliation balances of cash flow hedges presented in the consolidated statements of comprehensive income:

	January - December
	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	(136,859)	(37,007)	9,010
Gains (losses) on cash flow hedges, before tax	186,911	(84,879)	8,222
Reclassification adjustments on cash flow hedges, before tax	(9,577)	(45,426)	(67,785)
Income tax relating to cash flow hedges of other comprehensive income	(50,587)	30,453	13,546
Closing balance	(10,112)	(136,859)	(37,007)

Disclosure of financial covenants to be complied [Text Block]
The following table sets forth the financial covenants that the Company has to comply with as part of the terms of certain of its obligations:

	12-31-2022	12-31-2021	Interest	Debt level
Instrument	ThU.S.$	ThU.S.$	coverage >= 2,0x	(1) <= 1,2x
Domestic bonds (Chile)	1,116,083	1,034,023	N/R	✓
Syndicate borrowing - Grayling	242,483	270,214	✓	✓
Syndicate ECA - MAPA	455,325	509,540	✓	✓

Disclosure of external credit grades [text block]
The following table sets forth the credit ratings of our debt instruments as of December 31, 2022, are as follows:

Instrument	Standard & Poor’s	Fitch Ratings	Moody’s	Feller Rate
Local bonds	-	AA	-	AA
Foreign bonds	BBB-	BBB	Baa3	-

Disclosure of capitalization of Arauco [Text Block]
The capitalization of Arauco as of December 31, 2022 and 2021 is as follows:

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Equity	8,259,984	7,818,504
Bank borrowings	940,677	991,956
Lease liabilities	264,224	163,304
Bonds issued	4,513,459	4,426,033
Capitalization	13,978,344	13,399,797

Disclosure of credit risk exposure [text block]
Arauco does not have a securitized portfolio.

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Current receivables
Trade receivables	731,649	826,750
Lease receivable	5,067	27
Sundry debtors	4,451	21,646
Other receivables	54,525	46,394
Prepayments	82,316	85,106
Net subtotal	878,008	979,923

Trade receivables	736,158	832,612
Lease receivable	5,067	27
Sundry debtors	4,866	21,732
Other receivables	55,687	47,198
Prepayments	82,316	85,106
Gross subtotal	884,094	986,675

Provision for doubtful trade receivables	4,509	5,862
Provision for doubtful lease receivable	-	-
Provision for doubtful sundry debtors	415	86
Provision for doubtful other receivables	1,162	804
Subtotal bad debt	6,086	6,752

Non-current receivables

Trade receivables	36	34
Lease receivable	23,868	-
Sundry debtors	4,460	10,896
Other receivables	2,448	2,137
Prepayments	1,862	1,271
Net subtotal	32,674	14,338

Trade receivables	1,910	2,074
Lease receivable	23,868	-
Sundry debtors	4,460	10,896
Other receivables	2,448	2,137
Prepayments	1,862	1,271
Gross subtotal	34,548	16,378

Provision for doubtful trade receivables	1,874	2,040
Provision for doubtful lease receivable	-	-
Provision for doubtful sundry debtors	-	-
Provision for doubtful other receivables	-	-
Subtotal bad debt	1,874	2,040

Disclosure of financial assets that are either past due or impaired [text block]
Below we provide detail regarding accounts receivable, classified in tranches:

December 31, 2022
Age of trade receivables
Days	Non-past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
N° debtor	1,500	690	69	43	37	25	18	27	16	62	2,487
ThU.S.$	700,691	28,708	1,941	474	352	133	87	94	67	5,521	738,068
%	94.94%	3.89%	0.26%	0.06%	0.05%	0.02%	0.01%	0.01%	0.01%	0.75%	100%

December 31, 2021
Age of trade receivables
Days	Non-past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
N° debtor	1,710	676	100	53	30	49	2	2	1	67	2,690
ThU.S.$	791,729	36,011	965	361	87	13	1	2	1	5,516	834,686
%	94.85%	4.31%	0.12%	0.04%	0.01%	0.00%	0.00%	0.00%	0.00%	0.67%	100%

Arauco applies the simplified approach regarding the expected losses from commercial debtors, which allows for the use of an estimate of expected credit losses over the instrument’s lifespan for all commercial accounts receivable. In order to establish this estimate, the commercial debtors have been grouped in relation to the corresponding risks for sales conditions as well as for tranches, including clients that are up-to-date or in default.

December 31, 2022:

Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
Letters of credit	335,897	1,080	10	-	-	-	-	-	-	-	336,987
Loss allowance provision	-	-	-	-	-	-	-	-	-	-	-
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Credit line	363,423	26,888	1,791	300	299	100	87	94	67	3,505	396,553
Loss allowance provision	1,545	-	59	34	38	10	9	93	41	2,487	4,314
Expected loss rate	0.43%	0.00%	3.27%	11.22%	12.74%	9.52%	9.82%	99.08%	60.88%	70.95%
Others	1,371	740	140	174	53	33	-	1	-	2,016	4,528
Loss allowance provision	-	-	1	17	31	19	-	1	-	2,000	2,069
Expected loss rate	0.00%	0.00%	0.85%	9.94%	57.52%	55.92%	0.00%	96.35%	0.00%	99.25%
Total trade receivables (ThU.S.$)	700,691	28,708	1,941	474	352	133	87	94	67	5,521	738,068
Total allowance for doubtful accounts (ThU.S.$)	1,545	-	60	51	69	28	9	94	41	4,487	6,383

December 31, 2021:

Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
Letters of credit	372,687	3,076	41	-	-	-	-	-	-	-	375,804
Loss allowance provision	-	-	-	-	-	-	-	-	-	-	-
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Credit line	408,723	29,705	686	50	87	13	1	-	-	5,406	444,671
Loss allowance provision	2,313	-	21	5	9	1	-	-	-	5,406	7,755
Expected loss rate	0.57%	0.00%	3.06%	10.00%	10.34%	7.69%	0.00%	0.00%	0.00%	100.00%
Others	10,319	3,230	238	311	-	-	-	2	1	110	14,211
Loss allowance provision	-	-	2	32	-	-	-	2	1	110	147
Expected loss rate	0.00%	0.00%	0.84%	10.29%	0.00%	0.00%	0.00%	100.00%	100.00%	100.00%
Total trade receivables (ThU.S.$)	791,729	36,011	965	361	87	13	1	2	1	5,516	834,686
Total allowance for doubtful accounts (ThU.S.$)	2,313	-	23	37	9	1	-	2	1	5,516	7,902

Disclosure of allowance for credit losses [text block]
Regarding the loss allowance for trade receivables and others, below we provide detail for the movements as of December 31, 2022 and 2021:

	December 2022	December 2021	December 2020
	ThU.S.$	ThU.S.$	ThU.S.$
Opening loss allowance as at January 1	8,792	8,000	16,368
Increase in loan loss allowance recognized in profit or loss during the year	1,097	2,229	1,369
Receivables written off during the year as uncollectible	(321)	(216)	(6,970)
Unused amount reversed	(1,608)	(1,221)	(2,767)
Closing balance	7,960	8,792	8,000

Disclosure of financial guarantees [Text Block]
Guarantees Arauco group (ThU.S.$)
Guarantees debtors (received from clients)
Certificate of deposits	6,665	6.2%
Standby	19,489	18.2%
Promissory notes	72,975	68.0%
Finance	3,046	2.8%
Mortgage	1,433	1.3%
Pledge	632	0.6%
Loan agreement	3,097	2.9%
Total guarantees	107,336	100.0%

Disclosure of detailed information about open account receivables [Text Block]
In summary, the open account debt covered by the various insurance policies and guarantees amounts to 98.8% and, therefore, Arauco’s portfolio exposure amounts to 1.2%.

Secured open accounts receivable	ThU.S.$	%
Total open accounts receivable	441,034	100.00%
Secured receivables (*)	435,794	98.81%
Unsecured receivables	5,240	1.19%
(*)	Insured debt is deemed to be the portion of accounts receivable that is covered by a credit company or by guarantees such as standby letters of credit, mortgages, performance bonds, among others.

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
December 31, 2022				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	y ears	years	years	y ears	years	Current	current	Effective	Nominal
Tax ID	Name	Currency	Bank borrowings	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP paribas / ECA	-	71,000	66,743	66,040	65,380	64,711	127,424	71,000	390,298	1.10%	1.06%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Banco de Chile	60,259	-	-	-	-	-	-	60,259	-	5.17%	Fixed 5.17%
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco Interamericano de Desarrollo A	1,138	1,074	-	-	-	-	-	2,212	-	5.89%	2.05% + libor 6m
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco BBVA	-	5,122	-	-	-	-	-	5,122	-	4.95%	Fixed 4.95%
-	Celulosa y Energia Punta Pereira S.A.	U.S. dollar	Banco Interamericano de Desarrollo A	4,512	4,300	-	-	-	-	-	8,812	-	5.89%	2.05% + libor 6m
-	Celulosa y Energia Punta Pereira S.A.	U.S. dollar	Finnish Export Credit	24,459	-	-	-	-	-	-	24,459	-	3.20%	3.20%
-	Eufores S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	27,688	-	-	-	-	-	27,688	-	1.40%	Fixed 1.4%
-	Stora Enso Uruguay S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	2,517	-	-	-	-	-	2,517	-	1.40%	Fixed 1.4%
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	7,551	-	-	-	-	-	7,551	-	1.40%	Fixed 1.4%
-	Eufores S.A.	U.S. dollar	Banco Itaú	-	15,382	-	-	-	-	-	15,382	-	5.17%	Fixed 5.165%
-	Eufores S.A.	U.S. dollar	Santander	-	21,382	-	-	-	-	-	21,382	-	5.12%	Fixed 5.12%
-	Arauco Forest Brasil S.A.	Brazilian real	Banco Safra S.A.	2,826	2,830	5,586	17,983	16,081	14,194	-	5,656	53,844	15.30%	CDI + 1.65%
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Banco Safra S.A.	-	4,209	13,463	12,029	10,628	-	-	4,209	36,120	15.20%	CDI + 1.55%
-	Arauco North America, Inc.	U.S. dollar	Banco Itau Corpbanca - NY Branch	-	45,760	217,247	-	-	-	-	45,760	217,247	4.23%	1.65% + libor 6m
			Total	93,194	208,815	303,039	96,052	92,089	78,905	127,424	302,009	697,509

December 31, 2022				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	y ears	years	years	y ears	years	Current	current	Effective	Nominal
Tax ID	Name	Currency	B ond s	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	23,934	23,149	22,365	21,581	20,797	39,243	23,934	127,135	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	9,573	9,260	8,946	8,633	8,319	15,697	9,573	50,855	4.24%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	25,840	25,102	24,364	23,625	22,887	103,359	25,840	199,337	3.95%	4.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	7,317	7,317	7,317	7,317	7,317	259,931	7,317	289,199	3.56%	3.60%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	4,892	4,892	4,892	209,947	-	-	4,892	219,731	2.43%	2.40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	2,570	2,570	2,570	2,570	2,570	125,603	2,570	135,883	2.11%	2.10%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	6,050	6,050	6,050	6,050	6,050	322,353	6,050	346,553	2.68%	2.70%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2024	11,250	11,250	522,500	-	-	-	-	22,500	522,500	4.51%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2027	-	19,375	19,375	19,375	19,375	509,688	-	19,375	567,813	3.89%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2047	-	22,000	22,000	22,000	22,000	22,000	840,000	22,000	928,000	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2029	-	21,250	21,250	21,250	21,250	21,250	531,875	21,250	616,875	4.26%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2049	-	27,500	27,500	27,500	27,500	27,500	1,091,250	27,500	1,201,250	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2030	10,500	10,500	21,000	21,000	21,000	21,000	552,500	21,000	636,500	4.20%	4.20%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2050	12,875	12,875	25,750	25,750	25,750	25,750	1,079,375	25,750	1,182,375	5.16%	5.15%
			Total	34,625	204,926	737,715	213,379	416,598	695,128	4,961,186	239,551	7,024,006

December 31, 2022				Maturity							Total
			Underlying	Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	C urrent	Non C urrent
Tax ID	Name	Currency	asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85.805.200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	421	639	571	433	268	4	-	1,060	1,276
85.805.200-9	Forestal Arauco S.A.	U.F.	Lands	282	-	282	282	282	282	4,654	282	5,782
85.805.200-9	Forestal Arauco S.A.	U.S. dollar	Lands	60	180	240	240	240	240	240	240	1,200
85.805.200-9	Forestal Arauco S.A.	U.F.	Plants and equipments	242	-	-	-	-	-	-	242	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Other property, plant and equipment	96	289	268	209	640	-	-	385	1,117
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Other property, plant and equipment	97	169	120	120	354	-	-	266	594
-	Arauco Argentina S.A.	U.S. dollar	Buildings and constructions	116	345	460	38	-	-	-	461	498
-	Arauco Argentina S.A.	U.S. dollar	IT equipment	6	10	-	-	-	-	-	16	-
-	Arauco Argentina S.A.	U.S. dollar	Plants and equipments	251	752	668	-	-	-	-	1,003	668
-	Arauco Argentina S.A.	U.S. dollar	Motor vehicles	429	1,161	750	-	-	-	-	1,590	750
-	Arauco Florestal Novo Oeste	Brazilian real	Motor vehicles	5	3	-	-	-	-	-	8	-
-	Arauco Florestal Novo Oeste	Brazilian real	Buildings and constructions	1	3	-	-	-	-	-	4	-
-	Arauco Industria de Paineis S.A.	Brazilian real	Fixed facilities and accessories	9	16	-	-	-	-	-	25	-
-	Arauco Industria de Paineis S.A.	Brazilian real	IT equipment	5	12	16	11	-	-	-	17	27
-	Arauco Industria de Paineis S.A.	Brazilian real	Motor vehicles	10	30	9	-	-	-	-	40	9
-	Arauco Forest Brasil S.A.	Brazilian real	IT equipment	1	-	-	-	-	-	-	1	-
-	Arauco Forest Brasil S.A.	Brazilian real	Lands	1,569	3,285	4,885	4,885	4,506	3,636	-	4,854	17,912
-	Arauco Forest Brasil S.A.	Brazilian real	Motor vehicles	147	405	131	-	-	-	-	552	131
-	Arauco Florestal Arapoti S.A.	Brazilian real	Motor vehicles	92	89	24	-	-	-	-	181	24
-	Arauco do Brasil S.A.	Brazilian real	Buildings and constructions	52	157	52	-	-	-	-	209	52
-	Arauco do Brasil S.A.	Brazilian real	IT equipment	21	53	14	-	-	-	-	74	14
-	Arauco do Brasil S.A.	Brazilian real	Motor vehicles	18	20	2	-	-	-	-	38	2
-	Arauco Celulose do Brasil S.A.	Brazilian real	Lands	381	4,030	4,058	4,058	4,058	4,058	45,148	4,411	61,380
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Motor vehicles	203	552	328	164	-	-	-	755	492
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Lands	-	2,381	2,381	2,381	2,381	2,381	23,808	2,381	33,332
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Buildings and constructions	18	53	-	-	-	-	-	71	-
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Buildings and constructions	424	1,273	1,697	1,697	1,697	1,697	1,698	1,697	8,486
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Motor vehicles	139	174	142	88	27	-	-	313	257
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Buildings and constructions	15	-	-	-	-	-	-	15	-
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. dollar	Plants and equipments	999	2,998	4,011	4,026	4,040	4,055	60,526	3,997	76,658
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Motor vehicles	2,866	2,953	-	-	-	-	-	5,819	-
-	Arauco North America, Inc.	U.S. dollar	Buildings and constructions	336	852	1,020	1,131	1,162	499	429	1,188	4,241
-	Arauco North America, Inc.	U.S. dollar	Motor vehicles	173	540	593	244	52	4	-	713	893
-	Arauco Canada Limited	Canadian dollar	Motor vehicles	4	23	-	-	-	-	-	27	-
-	Celulosa y Energía Punta Pereira S.A.	U.S. dollar	Plants and equipments	239	719	800	641	641	641	7,332	958	10,055
-	Eufores S.A.	U.S. dollar	Lands	975	2,926	6,808	6,306	5,861	5,373	38,052	3,901	62,400
	Eufores S.A.	U.S. dollar	Plants and equipments	306	917	1,222	1,222	1,222	1,222	-	1,223	4,888
-	Eufores S.A.	U.S. dollar	Buildings and constructions	70	88	49	-	-	-	-	158	49
96.510.970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	1,400	3,451	-	-	-	-	-	4,851	-
96.510.970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	63	42	28	6	3	-	-	105	37
-	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	7	18	19	12	2	-	-	25	33
-	Arauco Europe Cooperatief U.A.	Euros	Buildings and constructions	18	54	72	18	-	-	-	72	90
-	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	456	1,126	1,620	-	-	-	-	1,582	1,620
-	Araucomex S.A. de C.V.	U.S. dollar	Buildings and constructions	29	68	-	-	-	-	-	97	-
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Motor vehicles	17	53	76	26	11	-	-	70	113
-	Arauco Industria de México, S.A. de C.V.	U.S. dollar	Plants and equipments	79	26	-	-	-	-	-	105	-
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Buildings and constructions	13	9	-	-	-	-	-	22	-
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Lands	1	3	5	-	-	-	-	4	5
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	IT equipment	1	5	7	4	-	-	-	6	11
-	Araucomex Servicios S.A. de C.V.	Mexican pesos	Motor vehicles	6	17	26	17	3	-	-	23	46
96.637.330-K	Servicios Logisticos Arauco S.A.	U.F.	Motor vehicles	16	-	-	-	-	-	-	16	-
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Motor vehicles	9	12	5	-	-	-	-	21	5
			Total	13,193	32,981	33,459	28,259	27,450	24,092	181,887	46,174	295,147

As part of the policy of Arauco, it considers compliance with all accounts payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.

December 31, 2021				Maturit y									Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Bank	months	months	y ears	years	years	years	years	Current	current	Effective	Nominal
Tax ID	Name	Currency	borrowings	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP Paribas / ECA	-	74,577	73,840	73,129	72,358	71,631	210,478	74,577	501,436	1.10%	1.06%
-	Zona Franca Punta Pereira S.A.	U.S. dollars	Banco Interamericano de Desarrollo A	1,089	1,078	2,121	-	-	-	-	2,167	2,121	2.20%	Libor 6M +2.05%
-	Zona Franca Punta Pereira S.A.	U.S. dollars	Banco BBVA	-	18,340	-	-	-	-	-	18,340	-	1.00%	Fixed 1.00%
-	Celulosa y Energia Punta Pereira S.A.	U.S. dollars	Banco Interamericano de Desarrollo A	4,406	4,359	8,579	-	-	-	-	8,765	8,579	2.20%	Libor 6M +2.05%
-	Celulosa y Energia Punta Pereira S.A.	U.S. dollars	Finnish Export Credit	24,827	24,442	24,065	-	-	-	-	49,269	24,065	3.20%	3.20%
-	Celulosa y Energia Punta Pereira S.A.	U.S. dollars	DnB Nor	136	102	102	-	-	-	-	238	102	0.00%	0.00%
-	Eufores S.A.	U.S. dollars	Banco República Oriental del Uruguay	-	26,532	-	-	-	-	-	26,532	-	1.40%	Fixed 1.4%
-	Stora Enso Uruguay S.A.	U.S. dollars	Banco República Oriental del Uruguay	-	554	-	-	-	-	-	554	-	1.40%	Fixed 1.4%
-	Eufores S.A.	U.S. dollars	Citibank	-	2,512	-	-	-	-	-	2,512	-	1.00%	Fixed 1.00%
-	Eufores S.A.	U.S. dollars	ITAU	-	12,562	-	-	-	-	-	12,562	-	1.00%	Fixed 1.00%
-	Eufores S.A.	U.S. dollars	Scotiabank	-	5,025	-	-	-	-	-	5,025	-	1.00%	Fixed 1.00%
-	Eufores S.A.	U.S. dollars	Santander	-	27,135	-	-	-	-	-	27,135	-	1.00%	Fixed 1.00%
-	Arauco Florestal Arapoti S.A.	Brazilian real	Banco Votorantim	-	226	-	-	-	-	-	226	-	5.00%	5.00%
-	Arauco Forest Brasil S.A.	Brazilian real	Banco Votorantim	-	201	-	-	-	-	-	201	-	5.00%	5.00%
-	Arauco Forest Brasil S.A.	Brazilian real	Banco Bndes Subcrédito A	32	62	-	-	-	-	-	94	-	8.23%	TJLP +2.91%
-	Arauco Forest Brasil S.A.	Brazilian real	Banco Bndes Subcrédito B	19	37	-	-	-	-	-	56	-	9.23%	TJLP +3.91%
-	Arauco Forest Brasil S.A.	U.S. dollars	Banco Bndes Subcrédito C	38	86	-	-	-	-	-	124	-	5.72%	Cesta +2.91%
-	Arauco Forest Brasil S.A.	Brazilian real	Banco Bndes Subcrédito D	22	42	-	-	-	-	-	64	-	10.43%	TJLP +5.11%
-	Mahal Emprendimientos e participações S.A.	Brazilian real	Banco Safra S.A.	-	2,776	2,800	11,540	10,587	9,655	-	2,776	34,582	10.70%	CDI +1.55%
	Arauco North America, Inc.	U.S. dollars	Banco Itau Corpbanca – NY Branch	-	35,293	34,688	212,123	-	-	-	35,293	246,811	1.99%	Libor 6M +1.65%
			Total	30,569	235,941	146,195	296,792	82,945	81,286	210,478	266,510	817,696

December 31, 2021				Maturity							Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non current	Effective	Nominal
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	22,113	21,412	20,710	20,009	19,308	53,714	22,113	135,153	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	8,845	8,565	8,284	8,004	7,723	21,486	8,845	54,062	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	23,778	23,118	22,457	21,797	21,136	112,945	23,778	201,453	4.00%	4.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	6,546	6,546	6,546	6,546	6,546	239,090	6,546	265,274	3.60%	3.60%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	4,377	4,377	4,377	4,377	187,827	-	4,377	200,958	2.40%	2.40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	2,299	2,299	2,299	2,299	2,299	114,669	2,299	123,865	2.10%	2.10%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	5,412	5,412	5,412	5,412	5,412	293,802	5,412	315,450	2.70%	2.70%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollars	Yankee 2024	11,250	11,250	22,500	522,500	-	-	-	22,500	545,000	4.50%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollars	Yankee 2027	-	19,375	19,375	19,375	19,375	19,375	509,688	19,375	587,188	3.88%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollars	Yankee 2047	-	22,000	22,000	22,000	22,000	22,000	862,000	22,000	950,000	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollars	Yankee 2029	-	21,250	21,250	21,250	21,250	21,250	553,125	21,250	638,125	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollars	Yankee 2049	-	27,500	27,500	27,500	27,500	27,500	1,118,750	27,500	1,228,750	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollars	Yankee 2030	10,500	10,500	21,000	21,000	21,000	21,000	573,500	21,000	657,500	4.20%	4.20%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollars	Yankee 2050	12,875	12,875	25,750	25,750	25,750	25,750	1,105,125	25,750	1,208,125	5.15%	5.15%
			Total	34,625	198,120	231,104	729,460	205,319	387,126	5,557,894	232,745	7,110,903

December 31, 2021				Maturity								Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non current
Tax ID	Name	Currency	Underlying asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85.805.200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	420	996	948	511	387	239	4	1,416	2,089
85.805.200-9	Forestal Arauco S.A.	U.S. dollars	Lands	60	180	240	240	240	240	480	240	1,440
85.805.200-9	Forestal Arauco S.A.	U.F.	Plants and equipment	550	633	-	-	-	-	-	1,183	-
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Plants and equipment	32	96	64	-	-	-	-	128	64
85.805.200-9	Forestal Arauco S.A.	U.F.	Other property, plant and equipment	1,050	2,177	371	250	177	572	-	3,227	1,370
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Other property, plant and equipment	91	132	122	122	122	359	-	223	725
-	Arauco Argentina S.A.	U.S. dollars	Buildings and constructions	51	48	-	-	-	-	-	99	-
-	Arauco Argentina S.A.	U.S. dollars	IT equipment	13	22	-	-	-	-	-	35	-
-	Arauco Argentina S.A.	U.S. dollars	Plants and equipment	347	1,040	1,002	668	-	-	-	1,387	1,670
-	Arauco Argentina S.A.	U.S. dollars	Motor vehicles	519	1,286	1,589	750	-	-	-	1,805	2,339
-	Arauco Industria de Paineis S.A.	Brazilian real	Other property, plant and equipment	3	4	-	-	-	-	-	7	-
-	Arauco Industria de Paineis S.A.	Brazilian real	Fixed facilities and accessories	9	27	24	-	-	-	-	36	24
-	Arauco Industria de Paineis S.A.	Brazilian real	IT equipment	13	24	1	-	-	-	-	37	1
-	Arauco Industria de Paineis S.A.	Brazilian real	Motor vehicles	110	54	-	-	-	-	-	164	-
-	Arauco Forest Brasil S.A.	Brazilian real	IT equipment	5	10	1	-	-	-	-	15	1
-	Arauco Forest Brasil S.A.	Brazilian real	Lands	1,038	3,113	4,149	4,149	4,149	4,149	2,768	4,151	19,364
-	Arauco Florestal Arapoti S.A.	Brazilian real	IT equipment	2	3	-	-	-	-	-	5	-
-	Arauco do Brasil S.A.	Brazilian real	Buildings and constructions	49	199	143	49	-	-	-	248	192
-	Arauco do Brasil S.A.	Brazilian real	IT equipment	23	73	31	13	-	-	-	96	44
-	Arauco do Brasil S.A.	Brazilian real	Motor vehicles	94	221	-	-	-	-	-	315	-
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Buildings and constructions	389	1,139	1,518	1,518	1,518	1,518	3,036	1,528	9,108
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Motor vehicles	146	395	280	127	79	24	-	541	510
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Buildings and constructions	15	46	15	-	-	-	-	61	15
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Motor vehicles	4,255	12,764	5,896	-	-	-	-	17,019	5,896
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. dollars	Motor vehicles	31	-	-	-	-	-	-	31	-
-	Arauco North America, Inc.	U.S. dollars	Buildings and constructions	271	864	1,194	1,325	1,468	1,318	1,775	1,135	7,080
-	Arauco North America, Inc.	U.S. dollars	Motor vehicles	40	204	128	113	-	-	-	244	241
-	Arauco Canada Limited	Canadian dollars	Buildings and constructions	9	-	-	-	-	-	-	9	-
-	Arauco Canada Limited	Canadian dollars	Motor vehicles	14	43	86	33	-	-	-	57	119
-	Celulosa y Energía Punta Pereira S.A.	U.S. dollars	Plants and equipment	148	445	593	593	593	593	7,147	593	9,519
-	Eufores S.A.	U.S. dollars	Lands	1,070	3,211	6,321	5,999	5,559	5,155	35,766	4,281	58,800
-	Eufores S.A.	U.S. dollars	Plants and equipment	306	917	1,223	1,223	1,222	1,222	1,221	1,223	6,111
-	Eufores S.A.	U.S. dollars	Buildings and constructions	70	210	158	49	-	-	-	280	207
96.510.970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	2,795	7,925	4,915	-	-	-	-	10,720	4,915
96.510.970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	85	224	94	25	5	2	-	309	126
	Arauco Colombia S.A.	U.S. dollars	Buildings and constructions	6	45	-	-	-	-	-	51	-
-	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	5	16	19	12	3	-	-	21	34
-	Arauco Europe Cooperatief U.A.	Euros	Buildings and constructions	37	56	77	66	-	-	-	93	143
-	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	321	1,003	1,104	1,106	-	-	-	1,324	2,210
-	Araucomex S.A. de C.V.	U.S. dollars	Buildings and constructions	27	84	97	-	-	-	-	111	97
-	Arauco Industria de México, S.A. de C.V.	U.S. dollars	Plants and equipment	98	33	-	-	-	-	-	131	-
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Motor vehicles	11	39	50	54	8			50	112
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Lands	1	3	4	4	-	-	-	4	8
-	Araucomex Servicios S.A. de C.V.	Mexican pesos	Motor vehicles	-	-	15	16	16	7	-	-	54
	Araucomex Servicios S.A. de C.V.	Mexican pesos	Buildings and constructions	-	1	105	79	86	28	-	1	298
96.637.330-K	Servicios Logisticos Arauco S.A.	U.F.	Motor vehicles	17	46	15	-	-	-	-	63	15
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Motor vehicles	8	25	19	5	-	-	-	33	24
			Total	14,654	40,076	32,611	19,099	15,632	15,426	52,197	54,730	134,965

Disclosure of financial guarantees granted [Text block]
Direct and indirect guarantees granted by Arauco:

DIRECT

Subsidiary	Guarantee	Assets pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean pesos	817	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean pesos	373	Railways
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean pesos	2,453	Ministry of Public Works (MOP)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean pesos	582	Illustrious municipality of Arauco
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean pesos	15,657	Sociedad Concesionaria Autopista Costa Arauco S.A.
		Total		19,882

INDIRECT

Subsidiary	Guarantee	Assets pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Suretyship not supportive and cumulative	-	U.S. dollar	34,211	Joint Ventures (Uruguay)
Celulosa Arauco y Constitución S.A.	Full Guarantee	-	U.S. dollar	240,000	Arauco North America, Inc.
Arauco do Brasil S.A.	Endorsement of Arauco Forest Brasil S.A.	-	Brazilian real	38,332	Bank Safra S.A.
Arauco do Brasil S.A.	Endorsement of Mahal Empreendimentos e Participações S.A.	-	Brazilian real	28,748	Bank Safra S.A.
		Total		341,291

Disclosure of financial instruments by type of interest rate [text block]
	December 2022 ThU.S.$	Total
Fixed rate	5,637,820	98.6%
Bonds issued	4,513,459
Bank borrowings and others (*)	860,137
Lease liabilities	264,224
Variable rate	80,540	1.4%
Bonds issued	-
Bank borrowings	80,540
Total	5,718,360	100.0%

	December 2021 ThU.S.$	Total
Fixed rate	5,532,662	99.1%
Bonds issued	4,426,033
Bank borrowings and others (*)	943,325
Lease liabilities	163,304
Variable rate	48,631	0.9%
Bonds issued	-
Bank borrowings	48,631
Total	5,581,293	100.0%

(*)	Includes variable rate bank borrowings changed by fixed rate swaps.

Uruguay
Statement [Line Items]
Disclosure of detailed information about outstanding forward contracts [Text Block]
As of December 31, 2022 and 2021, Arauco through its subsidiaries as a joint operation (50%) in Uruguay maintains the following forward contracts in force and effect for the purposes of ensuring an exchange rate for sale of dollars:

Exchange rate	Institution	12-31-2022 notional ThU.S.$	12-31-2022 fair value ThU.S.$	12-31-2021 notional ThU.S.$	12-31-2021 fair value ThU.S.$
UYUUSD	Santander - Uruguay	-	-	1,765	19
UYUUSD	HSBC - Uruguay	13,735	1,138	6,510	106
UYUUSD	Itaú - Uruguay	8,480	451	9,892	258
UYUUSD	Itaú - Uruguay	-	-	-	(91)
UYUUSD	Banco de la República Oriental de Uruguay	3,805	166	-	-
EURUSD	Itaú - Uruguay	859	33	-	-
EURUSD	Santander - Uruguay	2,416	3	-	-
EURUSD	Santander - Uruguay	-	(1)	-	-
			1,790		292

United States
Statement [Line Items]
Disclosure of detailed information about outstanding interest rate swap contracts [Text Block]
Arauco through its subsidiary in United States maintains an Interest Rate Swap with the purpose of setting the interest rate of a variable rate debt in the same currency (USD). The instrument was settled on September 2020 and the valuation off this instrument as of December 31, 2022 and 2021 is shown below:

	Amount			12-31-2022 fair value	12-31-2021 fair value
Institution	ThU.S.$	Starting date	Ending date	ThU.S.$	ThU.S.$
JP Morgan - N.A.	80,000,000	4-28-20	4-28-24	5,062	845
Goldman Sachs N.A.	80,000,000	4-28-20	4-28-24	5,004	1,043
JP Morgan - N.A.	80,000,000	4-28-20	4-28-24	5,067	852
				15,133	2,740

Argentina
Statement [Line Items]
Disclosure of detailed information about outstanding forward contracts [Text Block]
As of December 31, 2022 and 2021, Arauco through its subsidiary in Argentina maintains the following forward contracts in force and effect for the purposes of ensuring an exchange rate of dollars:

					12-31-2022 fair value	12-31-2021 fair value
Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	ThU.S.$	ThU.S.$
ARSUSD	Santander - Argentina	3,800	12-10-21	1-31-22	-	(65)
ARSUSD	BBVA - Argentina	3,800	12-10-21	2-25-22	-	(68)
ARSUSD	BBVA - Argentina	6,000	12-15-22	1-31-23	(17)	-
					(17)	(133)